ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2022
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
21.	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

RMB
Balance as of January 1, 2020	484,348
Foreign currency translation adjustments, net of tax of nil	(552,788)
Balance as of December 31, 2020	(68,440)
Foreign currency translation adjustments, net of tax of nil	(139,442)
Balance as of December 31, 2021	(207,882)
Foreign currency translation adjustments, net of tax of nil	660,956
Balance as of December 31, 2022	453,074
Balance as of December 31, 2022, in US$	65,690

There have been no reclassifications out of accumulated other comprehensive income (loss) to net loss for the periods presented.